Fixed Assets (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets (Details) [Line Items]
Depreciation expense				$ 142,932	$ 109,896	$ 435,027	$ 428,977
Fixed assets carrying value						1,316,830	1,359,091
Lab equipment monthly payment	$ 37,171	$ 9,733	$ 19,487
Fixed assets				2,021,760		1,898,243	$ 2,318,863
Interest rate	8.00%	8.00%	8.00%
Asset Pledged as Collateral [Member]
Fixed Assets (Details) [Line Items]
Fixed assets				$ 1,316,830		$ 1,006,741
Financed Assets [Member]
Fixed Assets (Details) [Line Items]
Interest rate	8.00%	8.00%	8.00%